UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Focused Large Cap Fund
October 31, 2015

Legacy Focused Large Cap - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.7%
Boeing Co. (The)	2,132	315,685
Airlines — 2.6%
American Airlines Group, Inc.	6,619	305,930
Auto Components — 1.6%
Visteon Corp.(1)	1,695	184,874
Banks — 4.7%
M&T Bank Corp.	1,973	236,464
Wells Fargo & Co.	5,650	305,891
		542,355
Biotechnology — 4.9%
AbbVie, Inc.	4,534	270,000
Gilead Sciences, Inc.	2,834	306,440
		576,440
Chemicals — 1.6%
LyondellBasell Industries NV, Class A	2,059	191,302
Communications Equipment — 3.8%
Cisco Systems, Inc.	9,838	283,826
F5 Networks, Inc.(1)	1,458	160,672
		444,498
Diversified Financial Services — 3.5%
Berkshire Hathaway, Inc., Class A(1)	2	409,192
Diversified Telecommunication Services — 1.9%
Frontier Communications Corp.	44,243	227,409
Electric Utilities — 2.0%
Exelon Corp.	8,350	233,132
Food and Staples Retailing — 2.0%
CVS Health Corp.	2,319	229,071
Food Products — 2.7%
Archer-Daniels-Midland Co.	6,917	315,830
Health Care Equipment and Supplies — 2.3%
St. Jude Medical, Inc.	4,206	268,385
Health Care Providers and Services — 5.3%
Anthem, Inc.	1,275	177,416
McKesson Corp.	742	132,670
UnitedHealth Group, Inc.	2,599	306,110
		616,196
Hotels, Restaurants and Leisure — 2.3%
Yum! Brands, Inc.	3,705	262,722
Industrial Conglomerates — 3.0%
General Electric Co.	12,038	348,139

Insurance — 4.4%
ACE Ltd.	2,091	237,412
Aflac, Inc.	4,406	280,883
		518,295
Internet and Catalog Retail — 2.5%
Amazon.com, Inc.(1)	458	286,662
Internet Software and Services — 3.2%
Alphabet, Inc., Class A(1)	53	39,082
eBay, Inc.(1)	11,937	333,042
		372,124
IT Services — 4.2%
Alliance Data Systems Corp.(1)	1,053	313,068
Syntel, Inc.(1)	3,680	173,107
		486,175
Media — 3.0%
Comcast Corp., Class A	5,589	349,983
Oil, Gas and Consumable Fuels — 7.2%
Chevron Corp.	3,462	314,626
EOG Resources, Inc.	2,516	215,999
Exxon Mobil Corp.	3,803	314,660
		845,285
Pharmaceuticals — 2.0%
Pfizer, Inc.	6,959	235,353
Real Estate Investment Trusts (REITs) — 3.9%
VEREIT, Inc.	17,238	142,386
Welltower, Inc.	4,729	306,770
		449,156
Road and Rail — 1.4%
Hertz Global Holdings, Inc.(1)	8,351	162,844
Semiconductors and Semiconductor Equipment — 2.7%
Intel Corp.	9,178	310,767
Software — 2.6%
Fortinet, Inc.(1)	7,103	244,059
ServiceNow, Inc.(1)	750	61,238
		305,297
Specialty Retail — 4.0%
Home Depot, Inc. (The)	3,078	380,564
Staples, Inc.	6,867	89,202
		469,766
Technology Hardware, Storage and Peripherals — 6.2%
Apple, Inc.	3,569	426,496
Hewlett Packard Enterprise Co.(1)(2)	10,902	160,477
Hewlett-Packard Co.	10,902	132,241
		719,214
Tobacco — 5.1%
Altria Group, Inc.	5,854	353,992
Philip Morris International, Inc.	2,673	236,293
		590,285
TOTAL COMMON STOCKS (Cost $11,344,853)		11,572,366

TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/19, valued at $32,527), in a joint trading account at 0.01%, dated 10/30/15, due 11/2/15 (Delivery value $31,894)		31,894
State Street Institutional Liquid Reserves Fund, Premier Class	53,173	53,173
TOTAL TEMPORARY CASH INVESTMENTS (Cost $85,067)		85,067
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $11,429,920)		11,657,433
OTHER ASSETS AND LIABILITIES†		(419)
TOTAL NET ASSETS — 100.0%		$11,657,014

NOTES TO SCHEDULE OF INVESTMENTS
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	11,572,366	—	—
Temporary Cash Investments	53,173	31,894	—
	11,625,539	31,894	—

3. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,499,044
Gross tax appreciation of investments	$604,178
Gross tax depreciation of investments	(445,789)
Net tax appreciation (depreciation) of investments	$158,389

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Large Cap Fund
October 31, 2015

Legacy Large Cap - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 2.5%
Boeing Co. (The)	3,887	575,548
Air Freight and Logistics — 1.6%
United Parcel Service, Inc., Class B	3,623	373,241
Airlines — 1.4%
American Airlines Group, Inc.	7,125	329,318
Auto Components — 1.9%
Delphi Automotive plc	5,156	428,928
Beverages — 3.7%
Brown-Forman Corp., Class B	3,450	366,321
PepsiCo, Inc.	4,684	478,658
		844,979
Biotechnology — 6.4%
AbbVie, Inc.	8,869	528,149
Amgen, Inc.	2,717	429,775
Gilead Sciences, Inc.	4,825	521,727
		1,479,651
Capital Markets — 0.9%
Lazard Ltd., Class A	4,490	207,977
Chemicals — 3.6%
LyondellBasell Industries NV, Class A	3,590	333,547
Sherwin-Williams Co. (The)	1,884	502,708
		836,255
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	9,698	454,642
Food and Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	7,772	444,869
Food Products — 1.9%
Archer-Daniels-Midland Co.	9,408	429,569
Health Care Equipment and Supplies — 1.9%
DexCom, Inc.(1)	5,222	435,097
Health Care Providers and Services — 4.9%
Aetna, Inc.	2,123	243,678
HCA Holdings, Inc.(1)	2,514	172,938
McKesson Corp.	1,086	194,177
UnitedHealth Group, Inc.	4,417	520,234
		1,131,027
Hotels, Restaurants and Leisure — 4.2%
Chipotle Mexican Grill, Inc.(1)	822	526,269
Las Vegas Sands Corp.	8,928	442,025
		968,294

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	2,602	226,374
Internet and Catalog Retail — 2.9%
Amazon.com, Inc.(1)	807	505,102
Netflix, Inc.(1)	1,477	160,077
		665,179
Internet Software and Services — 2.0%
Facebook, Inc., Class A(1)	4,585	467,532
IT Services — 12.2%
Alliance Data Systems Corp.(1)	1,386	412,072
Fiserv, Inc.(1)	5,181	500,018
International Business Machines Corp.	2,958	414,357
MasterCard, Inc., Class A	5,426	537,120
Syntel, Inc.(1)	9,868	464,191
Visa, Inc., Class A	6,408	497,132
		2,824,890
Life Sciences Tools and Services — 1.7%
Quintiles Transnational Holdings, Inc.(1)	6,197	394,439
Media — 5.8%
Comcast Corp., Class A	9,125	571,407
MSG Networks, Inc.(1)	12,235	251,062
Walt Disney Co. (The)	4,575	520,361
		1,342,830
Oil, Gas and Consumable Fuels — 1.3%
Cimarex Energy Co.	429	50,647
Energy Transfer Equity LP	11,325	244,054
		294,701
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	4,992	401,656
Pharmaceuticals — 2.2%
Pfizer, Inc.	14,627	494,685
Professional Services — 1.7%
Verisk Analytics, Inc., Class A(1)	5,473	391,922
Real Estate Investment Trusts (REITs) — 1.1%
VEREIT, Inc.	30,502	251,947
Real Estate Management and Development — 2.2%
CBRE Group, Inc.(1)	13,559	505,480
Road and Rail — 1.0%
Old Dominion Freight Line, Inc.(1)	3,542	219,391
Semiconductors and Semiconductor Equipment — 3.0%
Intel Corp.	12,036	407,539
Texas Instruments, Inc.	5,164	292,902
		700,441
Software — 4.5%
Aspen Technology, Inc.(1)	10,739	444,487
Electronic Arts, Inc.(1)	2,422	174,554
Microsoft Corp.	7,953	418,646
		1,037,687

Specialty Retail — 4.9%
Lowe's Cos., Inc.	10,680	788,504
Ross Stores, Inc.	3,479	175,968
Staples, Inc.	12,696	164,921
		1,129,393
Technology Hardware, Storage and Peripherals — 8.1%
Apple, Inc.	12,214	1,459,573
Hewlett Packard Enterprise Co.(1)(2)	15,606	229,720
Hewlett-Packard Co.	15,606	189,301
		1,878,594
Textiles, Apparel and Luxury Goods — 1.3%
Under Armour, Inc., Class A(1)	3,223	306,443
Tobacco — 2.2%
Reynolds American, Inc.	10,712	517,604
TOTAL COMMON STOCKS (Cost $21,190,637)		22,990,583
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/19, valued at $43,797), in a joint trading account at 0.01%, dated 10/30/15, due 11/2/15 (Delivery value $42,945)		42,945
State Street Institutional Liquid Reserves Fund, Premier Class	71,598	71,598
TOTAL TEMPORARY CASH INVESTMENTS (Cost $114,543)		114,543
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $21,305,180)		23,105,126
OTHER ASSETS AND LIABILITIES — (0.1)%		(23,992)
TOTAL NET ASSETS — 100.0%		$23,081,134

NOTES TO SCHEDULE OF INVESTMENTS
(1)	Non-income producing.
(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	22,990,583	—	—
Temporary Cash Investments	71,598	42,945	—
	23,062,181	42,945	—

3. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$21,427,603
Gross tax appreciation of investments	$2,213,593
Gross tax depreciation of investments	(536,070)
Net tax appreciation (depreciation) of investments	$1,677,523

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Multi Cap Fund
October 31, 2015

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.6%
Aerospace and Defense — 1.6%
Curtiss-Wright Corp.	6,123	425,916
Textron, Inc.	11,175	471,250
		897,166
Auto Components — 1.0%
Gentherm, Inc.(1)	11,307	555,852
Automobiles — 0.9%
Ford Motor Co.	33,672	498,682
Banks — 2.9%
Independent Bank Corp.	10,267	479,880
Valley National Bancorp	48,473	508,966
Wells Fargo & Co.	10,748	581,897
		1,570,743
Beverages — 0.8%
PepsiCo, Inc.	4,030	411,826
Biotechnology — 3.1%
AbbVie, Inc.	10,316	614,318
Amgen, Inc.	3,322	525,474
Gilead Sciences, Inc.	4,945	534,703
		1,674,495
Building Products — 0.9%
AAON, Inc.	23,285	476,644
Capital Markets — 3.6%
Affiliated Managers Group, Inc.(1)	2,787	502,385
AllianceBernstein Holding LP	17,962	462,342
Invesco Ltd.	15,237	505,411
Janus Capital Group, Inc.	33,718	523,640
		1,993,778
Chemicals — 0.9%
Sensient Technologies Corp.	7,456	486,653
Commercial Services and Supplies — 0.7%
Stericycle, Inc.(1)	3,360	407,803
Communications Equipment — 0.7%
Alliance Fiber Optic Products, Inc.	28,815	392,172
Construction and Engineering — 0.7%
Dycom Industries, Inc.(1)	5,369	408,527
Construction Materials — 0.8%
Vulcan Materials Co.	4,585	442,819
Distributors — 0.7%
Genuine Parts Co.	4,436	402,611

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	5,098	170,834
Verizon Communications, Inc.	11,507	539,448
		710,282
Electric Utilities — 0.9%
Portland General Electric Co.	12,784	474,031
Electronic Equipment, Instruments and Components — 2.6%
Corning, Inc.	23,675	440,355
OSI Systems, Inc.(1)	5,436	468,475
Rofin-Sinar Technologies, Inc.(1)	17,250	499,560
		1,408,390
Energy Equipment and Services — 0.9%
Halliburton Co.	12,342	473,686
Food and Staples Retailing — 2.7%
Kroger Co. (The)	12,574	475,297
Wal-Mart Stores, Inc.	9,156	524,090
Walgreens Boots Alliance, Inc.	5,425	459,389
		1,458,776
Food Products — 1.7%
Archer-Daniels-Midland Co.	10,776	492,032
McCormick & Co., Inc.	5,545	465,669
		957,701
Gas Utilities — 0.9%
Questar Corp.	24,410	504,067
Health Care Equipment and Supplies — 0.9%
Varian Medical Systems, Inc.(1)	6,387	501,571
Health Care Providers and Services — 3.1%
Aetna, Inc.	3,160	362,705
Cardinal Health, Inc.	5,482	450,621
Express Scripts Holding Co.(1)	5,055	436,651
UnitedHealth Group, Inc.	3,771	444,148
		1,694,125
Hotels, Restaurants and Leisure — 2.3%
Carrols Restaurant Group, Inc.(1)	17,661	207,693
Chuy's Holdings, Inc.(1)	18,988	516,663
Las Vegas Sands Corp.	10,952	542,234
		1,266,590
Household Products — 1.0%
Procter & Gamble Co. (The)	6,934	529,619
Independent Power and Renewable Electricity Producers — 0.9%
Ormat Technologies, Inc.	13,029	491,454
Industrial Conglomerates — 2.1%
3M Co.	2,762	434,214
General Electric Co.	23,812	688,643
		1,122,857
Insurance — 3.8%
CNA Financial Corp.	14,711	537,834

HCI Group, Inc.	12,393	540,459
Principal Financial Group, Inc.	10,115	507,368
Unum Group	14,924	517,117
		2,102,778
Internet and Catalog Retail — 2.0%
Blue Nile, Inc.(1)	16,469	561,593
Expedia, Inc.	3,782	515,487
		1,077,080
Internet Software and Services — 1.6%
Akamai Technologies, Inc.(1)	6,164	374,894
WebMD Health Corp.(1)	12,615	512,926
		887,820
IT Services — 6.3%
Fiserv, Inc.(1)	5,361	517,390
FleetCor Technologies, Inc.(1)	3,145	455,585
International Business Machines Corp.	3,699	518,156
NeuStar, Inc., Class A(1)	18,458	501,873
Total System Services, Inc.	9,827	515,426
Western Union Co. (The)	24,492	471,471
Xerox Corp.	51,493	483,519
		3,463,420
Leisure Products — 0.8%
Polaris Industries, Inc.	4,036	453,404
Life Sciences Tools and Services — 2.4%
Agilent Technologies, Inc.	14,362	542,309
Bio-Techne Corp.	3,702	326,516
Waters Corp.(1)	3,442	439,888
		1,308,713
Machinery — 0.9%
Watts Water Technologies, Inc., Class A	8,894	484,189
Media — 3.2%
Comcast Corp., Class A	8,615	539,471
MSG Networks, Inc.(1)	26,387	541,461
Omnicom Group, Inc.	6,229	466,677
Time Warner, Inc.	2,637	198,672
		1,746,281
Metals and Mining — 2.5%
Newmont Mining Corp.	27,457	534,313
POSCO ADR	8,707	348,541
Steel Dynamics, Inc.	25,590	472,648
		1,355,502
Oil, Gas and Consumable Fuels — 5.4%
Chevron Corp.	5,373	488,298
Cimarex Energy Co.	2,806	331,276
EOG Resources, Inc.	5,922	508,404
Exxon Mobil Corp.	5,638	466,488
Marathon Petroleum Corp.	8,378	433,980
Royal Dutch Shell PLC, Class A ADR	4,401	230,877

TC PipeLines LP	9,339	482,453
		2,941,776
Pharmaceuticals — 4.9%
Eli Lilly & Co.	4,008	326,933
Jazz Pharmaceuticals PLC(1)	2,658	364,890
Johnson & Johnson	6,183	624,668
Merck & Co., Inc.	10,163	555,510
Pfizer, Inc.	12,147	410,811
Prestige Brands Holdings, Inc.(1)	7,657	375,270
		2,658,082
Real Estate Investment Trusts (REITs) — 4.5%
Agree Realty Corp.	15,579	504,448
AvalonBay Communities, Inc.	2,526	441,620
Chambers Street Properties	72,178	511,020
QTS Realty Trust, Inc., Class A	10,868	467,433
VEREIT, Inc.	64,164	529,995
		2,454,516
Real Estate Management and Development — 0.5%
RE/MAX Holdings, Inc., Class A	7,544	284,182
Road and Rail — 0.8%
Old Dominion Freight Line, Inc.(1)	6,921	428,687
Semiconductors and Semiconductor Equipment — 2.0%
Intel Corp.	16,342	553,340
Linear Technology Corp.	11,619	516,116
		1,069,456
Software — 3.2%
Fortinet, Inc.(1)	9,343	321,025
Microsoft Corp.	17,915	943,046
Red Hat, Inc.(1)	6,276	496,494
		1,760,565
Specialty Retail — 2.2%
Bed Bath & Beyond, Inc.(1)	4,185	249,551
Hibbett Sports, Inc.(1)	11,648	397,896
Home Depot, Inc. (The)	4,291	530,539
		1,177,986
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.	13,628	1,628,546
Hewlett Packard Enterprise Co.(1)(2)	15,262	224,657
Hewlett-Packard Co.	15,262	185,128
		2,038,331
Thrifts and Mortgage Finance — 0.8%
Northwest Bancshares, Inc.	34,013	457,815
Tobacco — 2.7%
Altria Group, Inc.	8,373	506,315
Philip Morris International, Inc.	5,702	504,057
Vector Group Ltd.	20,113	487,740
		1,498,112

Trading Companies and Distributors — 1.8%
AerCap Holdings NV(1)	11,124	461,646
Air Lease Corp.	15,460	521,157
		982,803
TOTAL COMMON STOCKS (Cost $52,449,742)		52,844,418
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/19, valued at $616,626), in a joint trading account at 0.01%, dated 10/30/15, due 11/2/15 (Delivery value $604,630)		604,629
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/43, valued at $1,030,838), at 0.00%, dated 10/30/15, due 11/2/15 (Delivery value $1,007,000)		1,007,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,033	1,033
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,612,662)		1,612,662
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $54,062,404)		54,457,080
OTHER ASSETS AND LIABILITIES — 0.5%		253,107
TOTAL NET ASSETS — 100.0%		$54,710,187

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	211,408	GBP	137,750	Credit Suisse AG	11/30/15	(913)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	52,844,418	—	—
Temporary Cash Investments	1,033	1,611,629	—
	52,845,451	1,611,629	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(913)	—

3. Federal Tax Information

As of October 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$54,176,913
Gross tax appreciation of investments	$1,925,787
Gross tax depreciation of investments	(1,645,620)
Net tax appreciation (depreciation) of investments	$280,167

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 22, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 22, 2015